Pension Plans (Schedule Of Pension Plan Assets Measured At Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,732	$ 1,519
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42	68
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74	82
Int’l
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,673	1,463	$ 1,532
Int’l | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42	68
Int’l | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74	82	45
Int’l | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60	76
Int’l | Equities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	60
Int’l | Equities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Equities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26	16	12
Int’l | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	12
Int’l | Fixed income | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Fixed income | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Fixed income | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	12	14
Int’l | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4
Int’l | Real estate funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Real estate funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Real estate funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4	6
Int’l | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	8
Int’l | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	8
Int’l | Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40	50
Int’l | Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Int’l | Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40	50	13
Int’l | Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,557	1,313
United States
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59	56	$ 59
United States | Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 59	$ 56